COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2017
COMPREHENSIVE INCOME (LOSS)
COMPREHENSIVE INCOME (LOSS)

NOTE 4-COMPREHENSIVE INCOME (LOSS)

Total Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015 consisted of the following:

	Years ended December 31,
	2017	2016	2015
	(in thousands)
Net income (loss)	$6,981	$132	$(27,158)
Other comprehensive loss
Realized loss from available-for-sales investment	—	—	(673)
Net Change in Foreign currency translation	409	532	(1,611)

Total comprehensive income (loss)	7,390	664	(29,442)

Comprehensive loss attributable to non-controlling interests(1)	—	158	—

Comprehensive income (loss) attributable to UTStarcom Holdings Corp.	$7,390	$822	$(29,442)

(1)	Comprehensive loss attributable to non-controlling interests consisted solely of net loss.